Consolidated Interim Condensed Statement of Cash Flows	6 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2022 AUD ($)
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 621,297	$ 411,728	[1]	$ 1,286,107
Payments to suppliers and employees (inclusive of GST)	(3,311,404)	(2,194,434)	[1]	(3,122,355)
Interest received	290,595	192,574	[1]	920
Interest paid on lease liabilities	(8,329)	(5,520)		(11,455)
Government grants received	107,897	71,502	[1]	519,066
Net cash used in operating activities	(2,299,944)	(1,524,150)	[1]	(1,327,717)
Cash flows from investing activities
Payments for property, plant and equipment	(13,052)	(8,650)	[1]	(11,224)
Net cash used in investing activities	(13,052)	(8,650)	[1]	(11,224)
Cash flows from financing activities
Shares buyback (Small parcel plan) payments	(30,702)	(20,346)	[1]
Repayment of lease liabilities	(183,750)	(121,769)	[1]	(311,623)
Net cash used in financing activities	(214,452)	(142,115)	[1]	(311,623)
Net decrease in cash and cash equivalents and restricted cash	(2,527,448)	(1,674,915)	[1]	(1,650,564)
Cash and cash equivalents and restricted cash at the beginning of the financial half-year	18,976,542	12,575,574	[1]	3,996,300
Effects of exchange rates on cash and cash equivalents and restricted cash	(438,313)	(290,466)	[1]	(93,267)
Cash and cash equivalents and restricted cash at the end of the financial half-year	$ 16,010,781	$ 10,610,193	[1]	$ 2,252,469

[1]	US Dollars numbers presented solely for convenience of the reader